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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended:  9/30/00
                                              --------------
 Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:      Heitman/PRA Securities Advisors LLC
          ---------------------------------------------
 Address:   180 North LaSalle Street Suite 3600
          ---------------------------------------------
            Chicago, IL 60601-2886
          ---------------------------------------------

          ---------------------------------------------

 Form 13F File Number:  28-04321
                      -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:     Nancy B. Lynn
          ---------------------------------------------
 Title:    Vice President
          ---------------------------------------------
 Phone:    312 849-4153
          ---------------------------------------------

 Signature, Place, and Date of Signing:

 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-
        ------------------        ------------------------
     [Repeat as necessary.]

                                                             FORM 13F
                                  Name of Reporting Manager: Heitman/PRA Securities Advisors LLC
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                            Item 5:
              Item 1:                                  Item 2:                    Item 3:              Item 4:             Shares of
           Name of Issuer                          Title of Class                 CUSIP           Fair Market Value        Principal
                                                                                  Number                                    Amount

------------------------------------------------------------------------------------------------------------------------------------
Common:
------------------------------------------------------------------------------------------------------------------------------------
Apartment Investment & Management Company            Common Stock                03748R101         $40,696,541.19           883,507
------------------------------------------------------------------------------------------------------------------------------------
AMB Property Corp                                    Common Stock                 0163T109         $   819,208.50            33,352
------------------------------------------------------------------------------------------------------------------------------------
Avalonbay Communities, Inc.                          Common Stock                 53484101         $43,502,635.75           912,244
------------------------------------------------------------------------------------------------------------------------------------
Brandywine Realty                                    Common Stock                105368203         $11,571,396.75           571,427
------------------------------------------------------------------------------------------------------------------------------------
Bedford Property Investor                            Common Stock                 76446301         $13,125,023.44           646,155
------------------------------------------------------------------------------------------------------------------------------------

CBL & Associates Properties                          Common Stock                124830100         $24,531,726.38           978,822
------------------------------------------------------------------------------------------------------------------------------------
Chelsea GCA Realty, Inc                              Common Stock                163262108         $25,408,125.38           723,363
------------------------------------------------------------------------------------------------------------------------------------
CenterPoint Properties Trust                         Common Stock                151895109         $16,772,277.50           364,120
------------------------------------------------------------------------------------------------------------------------------------
Camden Property Trust                                Common Stock                133131102         $18,994,506.00           612,726
------------------------------------------------------------------------------------------------------------------------------------
Developers Diversified Realty                        Common Stock                251591103         $ 8,611,302.13           668,839
------------------------------------------------------------------------------------------------------------------------------------
Duke-Weeks Realty Corporation                        Common Stock                264411505         $39,471,370.88         1,636,119
------------------------------------------------------------------------------------------------------------------------------------
EastGroup Properties                                 Common Stock                277276101         $17,844,678.00           802,008
------------------------------------------------------------------------------------------------------------------------------------
                                                     Common Stock
Equity Office Properties                             Beneficial Interest         294741103         $65,775,340.75         2,117,516
------------------------------------------------------------------------------------------------------------------------------------
                                                     Common Stock
Equity Residential Properties                        Beneficial Interest         29476L107         $46,736,160.00           973,670
------------------------------------------------------------------------------------------------------------------------------------
Essex Property Trust, Inc                            Common Stock                297178105         $23,083,401.00           416,856
------------------------------------------------------------------------------------------------------------------------------------
Franchise Finance Corp of America                    Common Stock                351807102         $15,184,192.50           674,853
------------------------------------------------------------------------------------------------------------------------------------
General Growth Properties, Inc                       Common Stock                370021107         $36,351,500.31         1,129,367
------------------------------------------------------------------------------------------------------------------------------------
Highwoods Properties, Inc                            Common Stock                431284108         $ 5,274,777.38           223,271
------------------------------------------------------------------------------------------------------------------------------------
Starwood Lodging                                     Common Stock                85590A203         $19,619,281.25           627,817
------------------------------------------------------------------------------------------------------------------------------------
Kimco Realty Corporation                             Common Stock                49446R109         $15,654,512.25           370,521
------------------------------------------------------------------------------------------------------------------------------------
Kilroy Realty                                        Common Stock                49427F108         $28,522,372.38         1,068,754
------------------------------------------------------------------------------------------------------------------------------------
Liberty Property Trust                               Common Stock                531172104         $    30,195.00             1,098
------------------------------------------------------------------------------------------------------------------------------------
Macerich Company, The                                Common Stock                554382101         $19,175,808.75           902,391
------------------------------------------------------------------------------------------------------------------------------------
Pacific Gulf Properties, Inc                         Common Stock                694396102         $ 9,248,892.75           345,753
------------------------------------------------------------------------------------------------------------------------------------
Philips International Realty                         Common Stock                718333107         $15,816,318.00           916,888
------------------------------------------------------------------------------------------------------------------------------------
Parkway Properties, Inc                              Common Stock                70159Q104         $11,375,188.50           372,957
------------------------------------------------------------------------------------------------------------------------------------
Prologis Trust                                       Common Stock                743410102         $53,053,533.75         2,233,833
------------------------------------------------------------------------------------------------------------------------------------
Pan Pacific Realty                                   Common Stock                69806L104         $ 3,737,200.00           186,860
------------------------------------------------------------------------------------------------------------------------------------
                                                     Common Stock
Prentiss Properties Trust                            Beneficial Interest         740706106         $ 1,549,212.50            59,300
------------------------------------------------------------------------------------------------------------------------------------
Public Storage, Inc                                  Common Stock                74460D109         $   147,311.38             6,154
------------------------------------------------------------------------------------------------------------------------------------
PS Business Parks, Inc/CA                            Common Stock                69360J107         $18,542,943.75           680,475
------------------------------------------------------------------------------------------------------------------------------------
Reckson Associates Realty Corp                       Common Stock                75621K106         $ 2,282,250.00            89,500
------------------------------------------------------------------------------------------------------------------------------------
Reckson Associates Realty Corp                       Common Stock                75621K304         $14,697,154.98           568,006
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                          Item 6:
                                                  Investment Discretion                 Item 7:                  Item 8:
                                           ------------------------------------        Managers         Voting Authority (Shares)
                                           (a) Sole   (b) Shared-   (c) Shared-      See Instr. V   --------------------------------
                                                      As Defined       Other                        (a) Sole   (b) Shared   (c) None
                                                     in Instr. V
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Apartment Investment & Management Company                                                            751,919                 131,588
------------------------------------------------------------------------------------------------------------------------------------
AMB Property Corp                                                                                      6,252                  27,100
------------------------------------------------------------------------------------------------------------------------------------
Avalonbay Communities, Inc.                                                                          776,365                 135,879
------------------------------------------------------------------------------------------------------------------------------------
Brandywine Realty                                                                                    500,760                  70,667
------------------------------------------------------------------------------------------------------------------------------------
Bedford Property Investor                                                                            566,721                  79,434
------------------------------------------------------------------------------------------------------------------------------------

CBL & Associates Properties                                                                          813,627                 165,195
------------------------------------------------------------------------------------------------------------------------------------
Chelsea GCA Realty, Inc                                                                              633,551                  89,812
------------------------------------------------------------------------------------------------------------------------------------
CenterPoint Properties Trust                                                                         310,112                  54,008
------------------------------------------------------------------------------------------------------------------------------------
Camden Property Trust                                                                                500,418                 112,308
------------------------------------------------------------------------------------------------------------------------------------
Developers Diversified Realty                                                                        586,972                  81,867
------------------------------------------------------------------------------------------------------------------------------------
Duke-Weeks Realty Corporation                                                                      1,389,310                 246,809
------------------------------------------------------------------------------------------------------------------------------------
EastGroup Properties                                                                                 685,249                 116,759
------------------------------------------------------------------------------------------------------------------------------------

Equity Office Properties                                                                           1,855,850                 261,666
------------------------------------------------------------------------------------------------------------------------------------

Equity Residential Properties                                                                        825,477                 148,193
------------------------------------------------------------------------------------------------------------------------------------
Essex Property Trust, Inc                                                                            343,285                  73,571
------------------------------------------------------------------------------------------------------------------------------------
Franchise Finance Corp of America                                                                    596,194                  78,659
------------------------------------------------------------------------------------------------------------------------------------
General Growth Properties, Inc                                                                       950,388                 178,979
------------------------------------------------------------------------------------------------------------------------------------
Highwoods Properties, Inc                                                                            196,652                  26,619
------------------------------------------------------------------------------------------------------------------------------------
Starwood Lodging                                                                                     547,206                  80,611
------------------------------------------------------------------------------------------------------------------------------------
Kimco Realty Corporation                                                                             324,818                  45,703
------------------------------------------------------------------------------------------------------------------------------------
Kilroy Realty                                                                                        896,988                 171,766
------------------------------------------------------------------------------------------------------------------------------------
Liberty Property Trust                                                                                 1,098                    -
------------------------------------------------------------------------------------------------------------------------------------
Macerich Company, The                                                                                792,286                 110,105
------------------------------------------------------------------------------------------------------------------------------------
Pacific Gulf Properties, Inc                                                                         261,225                  84,528
------------------------------------------------------------------------------------------------------------------------------------
Philips International Realty                                                                         833,305                  83,583
------------------------------------------------------------------------------------------------------------------------------------
Parkway Properties, Inc                                                                              328,187                  44,770
------------------------------------------------------------------------------------------------------------------------------------
Prologis Trust                                                                                     1,894,862                 338,971
------------------------------------------------------------------------------------------------------------------------------------
Pan Pacific Realty                                                                                   162,605                  24,255
------------------------------------------------------------------------------------------------------------------------------------

Prentiss Properties Trust                                                                             51,400                   7,900
------------------------------------------------------------------------------------------------------------------------------------
Public Storage, Inc                                                                                    6,154                    -
------------------------------------------------------------------------------------------------------------------------------------
PS Business Parks, Inc/CA                                                                            553,034                 127,441
------------------------------------------------------------------------------------------------------------------------------------
Reckson Associates Realty Corp                                                                        30,700                  58,800
------------------------------------------------------------------------------------------------------------------------------------
Reckson Associates Realty Corp                                                                       542,481                  25,525
------------------------------------------------------------------------------------------------------------------------------------

                                                             FORM 13F
                                  Name of Reporting Manager: Heitman/PRA Securities Advisors LLC
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                            Item 5:
              Item 1:                                  Item 2:                    Item 3:              Item 4:             Shares of
           Name of Issuer                          Title of Class                  CUSIP          Fair Market Value        Principal
                                                                                  Number                                    Amount

------------------------------------------------------------------------------------------------------------------------------------
Common:
------------------------------------------------------------------------------------------------------------------------------------
Regency Realty Corp                                  Common Stock                758939102         $  5,857,457.63           255,366
------------------------------------------------------------------------------------------------------------------------------------
Security Capital Group Series                        Common Stock                81413P204         $ 13,672,401.56           721,975
------------------------------------------------------------------------------------------------------------------------------------
Summit Properties, Inc.                              Common Stock                866239106         $ 10,335,228.75           429,516
------------------------------------------------------------------------------------------------------------------------------------
Simon Property Group                                 Common Stock                828806109         $  8,453,906.25           360,700
------------------------------------------------------------------------------------------------------------------------------------
Spieker Properties, Inc                              Common Stock                848497103         $ 38,056,986.38           661,142
------------------------------------------------------------------------------------------------------------------------------------
Charles E. Smith Residential                         Common Stock                832197107         $  3,630,000.00            80,000
------------------------------------------------------------------------------------------------------------------------------------
Sun Communities, Inc                                 Common Stock                866674104         $  5,078,658.75           160,590
------------------------------------------------------------------------------------------------------------------------------------
Trizec Hahn Corporation                              Common Stock                896938107         $ 22,724,582.00         1,351,648
------------------------------------------------------------------------------------------------------------------------------------
US Restaurant Properties                             Common Stock                902971100         $  1,191,300.00           125,400
------------------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust                                 Common Stock                929042109         $ 17,846,841.38           480,723
------------------------------------------------------------------------------------------------------------------------------------

Western Investment Real Estate                       Common Stock                959261108         $  2,244,605.69           182,303
------------------------------------------------------------------------------------------------------------------------------------
Excel Legacy Corp                                    Common Stock                300665106         $  4,326,734.63         1,821,783
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   ---------------
                                                     Subtotal Common                               $800,625,042.10

Preferred
------------------------------------------------------------------------------------------------------------------------------------
Health Care Property 7.875% Series                   Redeemable
                                                     Preferred Stock             421915307         $  1,203,012.50            61,300
------------------------------------------------------------------------------------------------------------------------------------
                                                     Redeemable
Taubman Centers, Inc 8.3%                            Preferred Stock             876664202         $  1,814,312.50           100,100
------------------------------------------------------------------------------------------------------------------------------------
                                                     Preferred Shares of
Vornado Realty Trust 6.5%                            Beneficial Interest         929042208         $ 17,180,157.38           328,414
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   ---------------
                                                     Subtotal Preferred                            $ 20,197,482.38

                                                                                                   ---------------
                                                         Grand Total                               $820,822,524.48
                                                                                                   ===============


------------------------------------------------------------------------------------------------------------------------------------
                                                          Item 6:
                                                  Investment Discretion                 Item 7:                  Item 8:
                                           ------------------------------------        Managers         Voting Authority (Shares)
                                           (a) Sole   (b) Shared-   (c) Shared-      See Instr. V   --------------------------------
                                                      As Defined       Other                        (a) Sole   (b) Shared   (c) None
                                                     in Instr. V
------------------------------------------------------------------------------------------------------------------------------------
Common:
------------------------------------------------------------------------------------------------------------------------------------
Regency Realty Corp                                                                                  227,756                  27,610
------------------------------------------------------------------------------------------------------------------------------------
Security Capital Group Series                                                                        633,320                  88,655
------------------------------------------------------------------------------------------------------------------------------------
Summit Properties, Inc.                                                                              378,157                  51,359
------------------------------------------------------------------------------------------------------------------------------------
Simon Property Group                                                                                 267,600                  93,100
------------------------------------------------------------------------------------------------------------------------------------
Spieker Properties, Inc                                                                              554,449                 106,693
------------------------------------------------------------------------------------------------------------------------------------
Charles E. Smith Residential                                                                          70,000                  10,000
------------------------------------------------------------------------------------------------------------------------------------
Sun Communities, Inc                                                                                 142,807                  17,783
------------------------------------------------------------------------------------------------------------------------------------
Trizec Hahn Corporation                                                                            1,119,548                 232,100
------------------------------------------------------------------------------------------------------------------------------------
US Restaurant Properties                                                                                 -                   125,400
------------------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust                                                                                 361,534                 119,189
------------------------------------------------------------------------------------------------------------------------------------

Western Investment Real Estate                                                                       159,470                  22,833
------------------------------------------------------------------------------------------------------------------------------------
Excel Legacy Corp                                                                                  1,648,113                 173,670
------------------------------------------------------------------------------------------------------------------------------------



Preferred
------------------------------------------------------------------------------------------------------------------------------------
Health Care Property 7.875% Series
                                                                                                      61,300                     -
------------------------------------------------------------------------------------------------------------------------------------

Taubman Centers, Inc 8.3%                                                                            100,100                     -
------------------------------------------------------------------------------------------------------------------------------------

Vornado Realty Trust 6.5%                                                                            325,897                   2,517
------------------------------------------------------------------------------------------------------------------------------------